24 Equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Profit for the year	R$ 973,318	R$ 3,367,517	R$ 2,835,068
(-) Legal reserve - 5%	48,666	168,376	141,755
Distribution of earnings	924,652	3,199,141	2,693,313
Minimum mandatory dividend - 25%	R$ 231,163	R$ 799,785	R$ 673,328
Dividend per share and per ADS	R$ 0.33820	R$ 1.17012	R$ 0.9851